Property and Equipment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Property and Equipment [Abstract]
Depreciation expense	$ 4,025	$ 6,119	$ 13,365	$ 18,293	$ 24,356	$ 22,176